Change in presentation of Consolidated Statement of Cash Flows	6 Months Ended
Jun. 30, 2019
Disclosure Of Change In Presentation Of Consolidated Statement Of Cash Flows [Abstract]
Change in presentation of Consolidated Statement of Cash Flows

7.Change in presentation of Consolidated Statement of Cash Flows

With effect from January 1, 2019, the starting point for the Consolidated Statement of Cash Flows is ‘Income before taxation’ (previously: Income). Furthermore, to improve transparency, “Retirement benefits” and “Decommissioning and other provisions” have been separately disclosed. The “Other” component of cash flow from investing activities has been expanded to distinguish between cash inflows and outflows. Prior period comparatives for these line items have been revised to conform with current year presentation. In addition, a new line item, “Derivative financial instruments”, has been introduced to cash flow from financing activities. Overall, the revisions do not have an impact on cash flow from operating activities, cash flow from investing activities or cash flow from financing activities, as previously published.